Cover	Jun. 20, 2024
Cover [Abstract]
Entity Registrant Name	UNITED HEALTH PRODUCTS, INC.
Entity Central Index Key	0001096938
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jun. 20, 2024
Entity File Number	000-27781
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	84-1517723
Entity Address Address Line 1	520 Fellowship Road
Entity Address Address Line 2	Suite #D-406
Entity Address City Or Town	Mt. Laurel
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08054
City Area Code	475
Local Phone Number	755-1005
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false